Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment based on:

Year	Summary Compensation Table (SCT) Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average SCT Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1)	TSR(4)	Net Income (in thousands)(5)

2023	$1,283,098	$1,306,932	$449,628	$465,866	$160	$25,000

2022	$1,176,899	$1,179,170	$481,142	$480,209	$143	$28,783

2021	$1,016,142	$1,019,869	$478,786	$501,351	$141	$26,425

Named Executive Officers, Footnote	Mr. Tomson was our PEO in 2023, 2022 and 2021. In 2023, the non-PEO NEOs were Messrs. Krebs, McKim, Cole, Cosgrove and Fariello. In 2022 and 2021, the non-PEO NEOs were Messrs. Krebs, Cole, Cosgrove and Fariello.
Peer Group Issuers, Footnote	Cumulative TSR is calculated using the Company's common share price at the end and the beginning of the applicable measurement period assuming reinvestment is executed on the ex. Dividend date.
PEO Total Compensation Amount	$ 1,283,098	$ 1,176,899	$ 1,016,142
PEO Actually Paid Compensation Amount	$ 1,306,932	1,179,170	1,019,869
Adjustment To PEO Compensation, Footnote	To calculate Compensation Actually Paid for the PEO, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

	Adjustments to PEO Compensation
	2023	2022	2021
Summary Compensation Table Total	$1,283,098	$1,176,899	$1,016,142
Minus Restricted Stock Awards from Summary Compensation Table	(210,038)	(181,517)	(157,514)
Plus Year-End Equity Value of Unvested Awards Granted During the Year	227,934	182,792	—
Plus Change in Value of Unvested Awards Granted in Prior Years	5,938	(2,710)	—
Plus Value of Awards Granted and Vested During Year	—	—	161,241
Plus Change in Value of Prior Years' Awards Vested During Year	—	—	—
Minus Value of Performance-Based Awards Forfeited During Year	—	—	—
Plus Dividends and Earning Paid on Awards in the Covered Fiscal Year Prior to Vest	—	3,706	—
Compensation Actually Paid	$1,306,932	$1,179,170	$1,019,869

Non-PEO NEO Average Total Compensation Amount	$ 449,628	481,142	478,786
Non-PEO NEO Average Compensation Actually Paid Amount	$ 465,866	480,209	501,351
Adjustment to Non-PEO NEO Compensation Footnote	To calculate average Compensation Actually Paid for the non-PEO NEOs, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

	Adjustments to non-PEO Compensation
	2023	2022	2021
Summary Compensation Table Total	$449,628	$481,142	$478,786
Minus Restricted Stock Awards from Summary Compensation Table	(76,539)	(75,035)	(79,774)
Plus Year-End Equity Value of Unvested Awards Granted During the Year	83,335	54,080	57,876
Plus Change in Value of Unvested Awards Granted in Prior Years	6,616	(1,027)	14,803
Plus Value of Awards Granted and Vested During Year	—	19,500	21,198
Plus Change in Value of Prior Years' Awards Vested During Year	2,826	(1,464)	6,619
Minus Value of Performance-Based Awards Forfeited During Year	—	—	—
Plus Dividends and Earning Paid on Awards in the Covered Fiscal Year Prior to Vest	—	3,013	1,843
Compensation Actually Paid	$465,866	$480,209	$501,351

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 160	143	141
Net Income (Loss)	$ 25,000,000	28,783,000	26,425,000
PEO Name	(1)Mr. Tomson
Additional 402(v) Disclosure	reported on the Company's consolidated financial statements.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (210,038)	(181,517)	(157,514)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	227,934	182,792	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,938	(2,710)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	161,241
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,706	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,539)	(75,035)	(79,774)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,335	54,080	57,876
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,616	(1,027)	14,803
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	19,500	21,198
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,826	(1,464)	6,619
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 3,013	$ 1,843